Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Summary of Inventories
	September 30,		December 31,
	2013		2012
Raw materials		$86,157		$41,914
Work in process		131,878		233,242
Finished goods		857,098		782,428
		1,075,133		1,057,584
Less: reserve for obsolete inventory		-		-
		$1,075,133		$1,057,584

	December 31,
	2012	2011
Raw materials	$41,914	$38,963
Work in process	233,242	107,273
Finished goods	782,428	865,987
	1,057,584	1,012,223
Less: reserve for obsolete inventory	-	-
	$1,057,584	$1,012,223